SHARE BASED COMPENSATION (Details) - shares	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award
Maximum aggregate number of shares that may be issued			254,697,314	187,697,314
2019 Performance Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award
Maximum aggregate number of shares that may be issued		52,000,000
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Term of option	10 years
Percentage of fair market value as of the latest practicable date upon termination for death, disability or retirement of employees	50.00%
Threshold period for vesting or exercising option upon termination for death, disability or retirement, the employees	6 months
Percentage of fair market value as of the latest practicable date upon other termination	30.00%
Threshold period for vesting or exercising option upon other termination	6 months
Share options | Vested and exercisable on second anniversary
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage	50.00%
Share options | Vested and exercisable on third anniversary
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage	25.00%
Share options | Vested and exercisable on fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award
Vesting percentage	25.00%